INCOME TAXES	12 Months Ended
Sep. 30, 2013
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
18.	INCOME TAXES

Agritech and its subsidiary, State Harvest are incorporated in the British Virgin Islands and are subject to taxation under the laws of the British Virgin Islands. State Harvest’s subsidiary and State Harvest’s variable interest entity, Beijing Origin and its majority owned subsidiaries (together, the “PRC entities”) were incorporated in the PRC and governed by the PRC laws.

The applicable tax rate of the PRC Enterprise Income Tax (“EIT”) was changed from 33% to 25% on January 1, 2008, according to the Corporate Income Tax Law. The preferential tax rate previously enjoyed by the PRC entities is gradually transitioned to the new standard rate of 25% over a five-year transitional period. In addition, article 28 of the new tax law stated that the income tax rate of a “high technology” company (high-tech status) is to remain at 15%.

Preferential tax treatment of Beijing Origin as “high technology” company (High-tech Status) from October 28, 2011 to October 27, 2014 has been agreed with the relevant tax authorities. Beijing Origin is entitled to a preferential tax rate of 15% which is subject to annual review. As a result of these preferential tax treatments, the reduced tax rates applicable to Beijing Origin Seed Limited for 2011, 2012 and 2013 are 15%. Xinjiang Origin is entitled to a preferential tax of 2 years exemption and 3 years of half EIT.

Had all the above tax holidays and concessions not been available, the tax charges would have been higher by RMB5,226, RMB2,012 and RMB4,055, and the basic net income (loss) per share would have been lower (higher) by RMB(0.23), RMB(0.16) and RMB0.17 for the years ended September 30, 2011, 2012 and 2013, respectively. The diluted net income (loss) per share for the years ended September 30, 2011, 2012 and 2013 would have been lower (higher) by RMB (0.23), RMB (0.16) and RMB0.17, respectively.

The Company’s liability for income taxes includes the liability for unrecognized tax benefits, interest and penalties which relate to tax years still subject to review by taxing authorities. Audit periods remain open for review until the statute of limitations has passed. The completion of review or the expiration of the statute of limitations for a given audit period could result in an adjustment to the Company’s liability for income taxes. Any such adjustment could be material to the Company’s results of operations for any given quarterly or annual period based, in part, upon the results of operations for the given period. Until September 30, 2013, the management considered that the Company had no uncertain tax positions affected its consolidated financial position and results of operations or cash flow other than for the contingent US tax liabilities mentioned under note 21. The Company will continue to evaluate for the uncertain position in future. The estimated interest costs have been provided in the Company’s financial statements up to the year ended September 30, 2013. The Company’s uncertain tax positions are related to tax years that remain subject to examination by the relevant tax authorities and the major one is the China tax authority. The open tax years for examinations in China are 5 years.

The provision for income taxes expenses consists of the following:

	Year ended
	September 30,
	2011	2012	2013
	RMB	RMB	RMB

Current	6,991	589	2,707
Deferred	6,739	1,273	1,755

	13,730	1,862	4,462

The principal components of the deferred income tax assets are as follows:

	September 30,
	2012	2013
	RMB	RMB

Non-current deferred tax assets:
Net operating loss carry forward	33,265	19,117
Impairment on inventory	5,772	10,946
Others	6,929	8,755

Non-current deferred income tax assets	45,966	38,818
Valuation allowances	(44,211)	(38,818)

Net non-current deferred income tax assets	1,755	-

The Company did not have any significant temporary differences relating to deferred tax liabilities as of September 30, 2012 and 2013.

A significant portion of the deferred tax assets recognized relates to net operating loss and credit carry forwards. The Company operates through the PRC entities and the valuation allowance is considered on each individual basis.

The net operating loss attributable to those PRC entities can only be carried forward for a maximum period of five years. Tax losses of non-PRC entities can be carried forward indefinitely.  The expiration period of unused tax losses is as follows:

	Year ended
	September 30,
	2012	2013
	RMB	RMB

Calendar year ending,
2013	15,747	12,836
2014	-	-
2015	10,997	10,997
2016	54,491	15,141
2017	77,399	24,807
2018	-	14,067

	158,634	77,848

Reconciliation between total income tax expenses and the amount computed by applying the statutory income tax rate to income before taxes is as follows:

	Year ended September 30,
	2011	2012	2013
	%	%	%

Statutory rate	25	25	25
Effect of preferential tax treatment	(550)	218	(30)
Effect of different tax jurisdiction	307	(156)	10
Permanent book-tax difference	403	1,757	(4)
Change in valuation allowance	998	(2,078)	76
Utilization of tax loss previously not recognized	-	-	(43)
Under/(Over) provision in prior year	256	32	(2)

Effective income tax rate	1,439	(202)	32